SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of segment and geographic area information

	Six Months Ended		Year Ended		Year Ended
	June 30, 2023		December 31, 2022		December 31, 2021
Source of revenue	US$	%	US$	%	US$	%
Real estate agent income	1,709	4%	434,371	96%	4,408,018	99%
Rental management income	3,541	9%	16,263	4%	19,469	0%
Hotel income	34,716	87%	—	—	—	—
Other income	—	—	—	—	38,746	1%
Total Revenue	39,966	100%	450,634	100%	4,466,233	100%

Revenue by Geographic Region	US$	%	US$	%	US$	%
PRC	1,709	4%	434,371	96%	4,446,764	100%
UK	38,257	96%	16,263	4%	19,469	0
Total Revenue	39,966	100%	450,634	100%	4,466,233	100%

	As of June 30, 2023		As of December 31, 2022		As of December 31, 2021
Assets by Geographic Region	US$	%	US$	%	US$	%
PRC and Others	392,756	9%	1,202,347	21%	5,293,516	63%
UK	3,894,059	91%	4,432,728	79%	3,075,454	37%
Total Assets	4,286,815	100%	5,635,075	100%	8,368,970	100%